LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES
11.	LEASES

The Group’s operating leases mainly related to office space and buildings, and its finance leases are related to data center machinery and equipment. The finance leases include a bargain purchase option, contain variable lease payments based on the actual usage of the machinery and equipment, and have no fixed or in-substance fixed lease payments for the first two years of the lease term. Certain operating leases include rental-free periods and rental escalation clause, which are factored into the Group’s determination of lease payments when appropriate.

The components of lease costs were as follows:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating lease costs	52,890	52,648	72,244	10,474
Short-term lease costs	3,036	11,317	15,493	2,246
Finance lease costs:
Depreciation of finance lease assets	—	—	9,204	1,334
Interest on finance lease liabilities	—	—	5,491	796
Variable lease payments	—	—	7,237	1,050
Total finance lease costs	—	—	21,932	3,180

Other information related to leases where the Group is the lessee is as follows:

	As at December 31
	2020	2021	2022
Weighted-average remaining lease term:
Operating leases	9.7 years	8.3 years	7.7 years
Finance leases	—	—	9.3 years

Weighted-average discount rate:
Operating leases	6.36%	6.18%	5.88%
Finance leases	—	—	5.90%

Cash paid for amounts included in the measurement of lease liabilities:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating cash payments for operating leases	60,273	35,214	47,385	6,870

11.	LEASES (Continued)

Lease assets obtained in exchange for lease obligations:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating leases	195,890	6,915	47,288	6,856
Finance leases	—	—	175,324	25,420

The undiscounted future minimum payments under the Group’s operating and finance lease liabilities and reconciliation to the operating and finance lease liabilities recognized on the consolidated balance sheet as of December 31, 2022 were as below:

	Operating lease		Finance lease
	RMB	US$	RMB	US$
2023	139,681	20,252	—	—
2024	54,613	7,918	20,485	2,970
2025	32,530	4,716	30,728	4,455
2026	13,067	1,895	30,728	4,455
2027 and thereafter	62,532	9,066	163,881	23,761
Total future lease payments	302,423	43,847	245,822	35,641
Less: imputed interest	(42,641)	(6,182)	(65,007)	(9,425)
Total lease liability balance	259,782	37,665	180,815	26,216